Small Cap Index Fund (Prospectus Summary) | Small Cap Index Fund
SMALL CAP INDEX FUND
Investment Objective
The Fund seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, the sub-adviser believes may provide investment results closely corresponding to the performance of the Russell 2000® Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Small Cap Index Fund
Management Fees	0.31%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.44%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Small Cap Index Fund	45	141	246	555

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is managed to seek to track the performance of the Index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The sub-adviser may endeavor to track the
Index by purchasing every stock included in the Index, in the same proportions.
Or, in the alternative, the sub-adviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.

The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations. The sub-adviser seeks a tracking difference of 0.05%
or less.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Index Risk: In attempting to track the performance of the Index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 2000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

From January 1, 2002 through November 30, 2009, PineBridge Investments, LLC (and its predecessors) ("PineBridge") served as sub-adviser of the Fund. Effective
December 1, 2009, SunAmerica Asset Management Corp. ("SAAMCo") replaced
PineBridge as sub-adviser of the Fund.

During the periods shown in the bar chart, the highest return for a quarter was
23.21% (quarter ending June 30, 2003) and the lowest return for a -26.83%
(quarter ending December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was 8.31%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Small Cap Index Fund	Fund	(4.30%)	(0.03%)	5.33%
Small Cap Index Fund Russell 2000® Index	Russell 2000® Index	(4.18%)	0.15%	5.62%